Janus Henderson Money Market Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class T Shares [Member] | Class T | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.79%	2.15%	1.42%